Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 6 - PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	December 31, 2022	December 31, 2021

Leasehold improvement	$205,314	$181,564
Vehicle	68,442	74,076
Office equipment	11,661	13,385
Electronic equipment	21,736	8,467
Less: Accumulated depreciation	(96,823)	(41,326)
	$210,330	$236,166

For the years ended December 31, 2022, 2021 and 2020, depreciation expenses amounted to $61,903, $35,287 and $4,380, respectively.